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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ] ;  Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WASLIC Company II
Address:  802 West Street
          Wilmington, DE 19801


Form 13F File Number: 28-04795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lindley
Title:    President
Phone:    (302) 428-3506

Signature, Place, and Date of Signing:


/s/ Daniel F. Lindley                  Wilmington, DE           August 14, 2002
---------------------------            --------------           ---------------
[Signature]                            [City, State]            [Date]

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
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     manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-04795                         Fort Washington Investment Advisors
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                                                                          ITEM 6:                                 ITEM 8:
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
   ITEM 1:         ITEM 2:      ITEM 3:  ITEM 4:    ITEM 5:                                    ITEM 7:           (shares)
                                                               -----------------------------            ----------------------------
NAME OF ISSUER  TITLE OF CLASS  CUSIP #  SHARES   FAIR MARKET  (a)SOLE  (b) SHARED-   (c)     MANAGERS  (a)SOLE  (b)SHARED  (c)NONE
                                                     VALUE              AS DEFINED   SHARED-     SEE
                                                                        IN INSTR. V   OTHER   INSTR. V
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FORM 13F FOR WASLIC COMPANY II HAS BEEN SUBMITTED ON ITS BEHALF BY FORT WASHINGTON INVESTMENT ADVISORS.

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